UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2018 – November 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

November 30, 2018

AMG Managers Cadence Mid Cap Fund
Class N: MCMAX	Class I: MCMYX	Class Z: MCMFX

AMG Managers Cadence Emerging Companies Fund
Class N: MECAX	Class I: MECIX	Class Z: MECZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-548-4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	113018	SAR065

AMG Funds
Semi-Annual Report — November 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Mid Cap Fund	6

AMG Managers Cadence Emerging Companies Fund	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	16

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17

Detail of changes in assets for the past two fiscal periods

Financial Highlights	18

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2018	Expense Ratio for the Period	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Expenses Paid During the Period*
AMG Managers Cadence Mid Cap Fund
Based on Actual Fund Return
Class N	1.07%	$1,000	$974	$5.30
Class I	0.87%	$1,000	$975	$4.31
Class Z	0.72%	$1,000	$976	$3.57

Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,020	$5.42
Class I	0.87%	$1,000	$1,021	$4.41
Class Z	0.72%	$1,000	$1,021	$3.65

AMG Managers Cadence Emerging Companies Fund
Based on Actual Fund Return
Class N	1.08%	$1,000	$964	$5.32
Class I	0.98%	$1,000	$964	$4.82
Class Z	0.89%	$1,000	$964	$4.38

Based on Hypothetical 5% Annual Return
Class N	1.08%	$1,000	$1,020	$5.47
Class I	0.98%	$1,000	$1,020	$4.96
Class Z	0.89%	$1,000	$1,021	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited)
Periods ended November 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Cadence Mid Cap Fund[2,3,4,5]
Class N	(2.59%)	0.47%	8.68%	12.87%	7.78%	01/13/97
Class I	(2.50%)	0.68%	8.86%	13.06%	9.76%	11/30/94
Class Z	(2.42%)	0.83%	9.10%	13.32%	10.02%	08/26/91
Russell Midcap® Growth Index[8]	(0.23%)	5.32%	10.17%	16.64%	—	—
AMG Managers Cadence Emerging Companies Fund[4,5,6,7]
Class N	(3.65%)	5.07%	11.88%	18.74%	11.00%	04/01/96
Class I	(3.62%)	5.17%	12.09%	19.01%	12.32%	06/25/93
Class Z	(3.57%)	5.27%	—	—	15.96%	05/31/17
Russell Microcap® Growth Index[9]	(10.26%)	(1.37%)	4.83%	14.10%	—	—
Russell 2000® Growth Index[10]	(5.66%)	2.81%	8.22%	15.55%	7.92%	06/25/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2018. All returns are in U.S. dollars ($).

[2]	Active and frequent trading may result in higher transaction costs and increased tax liability.
[3]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[4]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[5]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[6]

The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[7]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[8]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[9]

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[10]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Mid Cap Fund
Fund Snapshots (unaudited)
November 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	25.4
Consumer Discretionary	23.3
Health Care	16.4
Financials	11.0
Industrials	10.8
Consumer Staples	6.6
Materials	2.8
Utilities	1.4
Real Estate	1.2
Communication Services	1.1
Short-Term Investments[1]	3.5
Other Assets Less Liabilities[2]	(3.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
VeriSign, Inc.	1.8
Fortinet, Inc.	1.7
Agilent Technologies, Inc.	1.7
Church & Dwight Co., Inc.	1.6
Landstar System, Inc.	1.6
Burlington Stores, Inc.	1.5
Molina Healthcare, Inc.	1.5
NRG Energy, Inc.	1.4
NetApp, Inc.	1.4
Charles River Laboratories International, Inc.	1.4

Top Ten as a Group	15.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
November 30, 2018

	Shares	Value
Common Stocks - 100.0%
Communication Services - 1.1%
Take-Two Interactive Software, Inc.*	11,414	$1,251,773
Consumer Discretionary - 23.3%
AMC Networks, Inc., Class A*,1	22,904	1,371,033
Best Buy Co., Inc.	16,890	1,090,925
BorgWarner, Inc.	24,604	973,826
Burlington Stores, Inc.*	10,442	1,730,866
Choice Hotels International, Inc.[1]	16,365	1,274,343
Columbia Sportswear Co.	14,770	1,348,944
Darden Restaurants, Inc.	13,166	1,455,370
Foot Locker, Inc.	26,129	1,473,676
Lear Corp.	8,522	1,161,122
Lennar Corp., Class A	18,830	804,606
Lululemon Athletica, Inc. (Canada)*	9,480	1,256,574
Michael Kors Holdings, Ltd. (United Kingdom)*	18,705	818,344
The Michaels Cos., Inc.*,1	54,491	924,712
Nordstrom, Inc.[1]	25,610	1,354,001
Omnicom Group, Inc.[1]	15,919	1,225,285
PulteGroup, Inc.	42,179	1,118,587
Ross Stores, Inc.	16,350	1,432,260
Six Flags Entertainment Corp.	19,839	1,217,321
Thor Industries, Inc.	12,236	829,723
Under Armour, Inc., Class C*,1	59,490	1,328,412
Urban Outfitters, Inc.*	28,030	1,067,663
VF Corp.	13,805	1,122,208
Total Consumer Discretionary		26,379,801
Consumer Staples - 6.6%
Church & Dwight Co., Inc.	27,259	1,804,273
Energizer Holdings, Inc.	25,823	1,157,645
Herbalife Nutrition, Ltd.*,1	23,170	1,326,483
Nu Skin Enterprises, Inc., Class A	16,258	1,072,540
Pilgrim’s Pride Corp.*	30,958	614,207
Sysco Corp.	21,541	1,451,863
Total Consumer Staples		7,427,011
Financials - 11.0%
Ameriprise Financial, Inc.	9,106	1,181,503
Citizens Financial Group, Inc.	33,398	1,214,351
Credit Acceptance Corp.*	3,633	1,487,423
E*TRADE Financial Corp.	20,850	1,090,247
East West Bancorp, Inc.	9,082	487,613
Evercore, Inc., Class A	11,260	929,626
Lazard, Ltd., Class A	26,001	1,043,160

	Shares	Value
OneMain Holdings, Inc.*	36,780	$1,076,551
SVB Financial Group*	4,735	1,206,525
Synchrony Financial	40,220	1,044,916
Synovus Financial Corp.	13,130	496,445
Western Alliance Bancorp.*	24,237	1,135,988
Total Financials		12,394,348
Health Care - 16.4%
Agilent Technologies, Inc.	26,226	1,897,451
Bruker Corp.	39,528	1,309,958
Catalent, Inc.*	31,810	1,261,267
Centene Corp.*	10,804	1,536,869
Charles River Laboratories International, Inc.*	11,891	1,603,501
Encompass Health Corp.	16,540	1,243,973
Molina Healthcare, Inc.*,1	11,970	1,672,329
PerkinElmer, Inc.[1]	17,106	1,489,248
PRA Health Sciences, Inc.*	11,710	1,367,026
Premier, Inc., Class A*	30,758	1,219,862
Veeva Systems, Inc., Class A*	12,571	1,208,827
WellCare Health Plans, Inc.*	5,027	1,281,282
Zoetis, Inc.	15,816	1,484,648
Total Health Care		18,576,241
Industrials - 10.8%
Allison Transmission Holdings, Inc.	30,976	1,459,279
Cummins, Inc.	6,956	1,050,773
Expeditors International of Washington, Inc.	17,220	1,310,270
HD Supply Holdings, Inc.*	35,443	1,414,176
KAR Auction Services, Inc.	24,695	1,411,072
Landstar System, Inc.	15,967	1,741,680
Masco Corp.	20,401	646,508
MSC Industrial Direct Co, Inc., Class A	10,400	921,336
Robert Half International, Inc.	18,502	1,143,979
WW Grainger, Inc.[1]	3,637	1,142,164
Total Industrials		12,241,237
Information Technology - 25.4%
Arista Networks, Inc.*	6,279	1,497,416
Aspen Technology, Inc.*	16,190	1,397,197
Booz Allen Hamilton Holding Corp.	24,160	1,239,650
Broadridge Financial Solutions, Inc.	13,113	1,388,273
Cadence Design Systems, Inc.*	28,910	1,302,106
CDK Global, Inc.	19,300	972,720
Citrix Systems, Inc.	14,588	1,589,654
F5 Networks, Inc.*	7,453	1,281,692
Fortinet, Inc.*	25,817	1,906,327

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.4% (continued)
KLA-Tencor Corp.	11,950	$1,177,792
Maxim Integrated Products, Inc.	21,800	1,219,056
Motorola Solutions, Inc.	12,125	1,591,406
NetApp, Inc.	24,019	1,606,151
ON Semiconductor Corp.*	57,248	1,098,017
Paychex, Inc.	18,773	1,328,378
Skyworks Solutions, Inc.	11,527	838,820
Teradyne, Inc.	28,705	1,024,481
Ubiquiti Networks, Inc.[1]	14,270	1,555,145
VeriSign, Inc.*	13,283	2,072,945
Xilinx, Inc.	13,360	1,235,533
Zebra Technologies Corp., Class A*	8,209	1,475,978
Total Information Technology		28,798,737
Materials - 2.8%
Freeport-McMoRan, Inc.	87,615	1,046,123
Huntsman Corp.	44,737	904,582
Steel Dynamics, Inc.	33,973	1,195,850
Total Materials		3,146,555
Real Estate - 1.2%
CBRE Group, Inc., Class A*	31,830	1,390,334
Utilities - 1.4%
NRG Energy, Inc.	42,006	1,614,291
Total Common Stocks (Cost $101,887,578)		113,220,328

	Principal Amount
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 2.8%[2]
Cantor Fitzgerald Securities, Inc., dated 11/30/18, due 12/03/18, 2.290% total to be received $1,000,191 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 12/25/18 -10/20/68, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Guggenheim Securities LLC, dated 11/30/18, due 12/03/18, 2.330% total to be received $233,961 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 5.000%, 04/01/19 - 05/20/68, totaling $238,594)	$223,916	$223,916
Nomura Securities International, Inc., dated 11/30/18, due 12/03/18, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.500%, 04/09/19 - 05/20/66, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc. dated 11/30/18, due 12/03/18, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 12/06/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,223,916

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 2.09%[3]	242,107	242,107
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 2.14%[3]	242,107	242,107
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.13%[3]	249,443	249,443
Total Other Investment Companies		733,657
Total Short-Term Investments (Cost $3,957,573)		3,957,573
Total Investments - 103.5% (Cost $105,845,151)		117,177,901
Other Assets, less Liabilities - (3.5)%		(3,977,435)
Net Assets - 100.0%		$113,200,466

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $12,948,702 or 11.4% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$113,220,328	—	—	$113,220,328
Short-Term Investments
Joint Repurchase Agreements	—	$3,223,916	—	3,223,916
Other Investment Companies	733,657	—	—	733,657

Total Investments in Securities	$113,953,985	$3,223,916	—	$117,177,901

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended November 30, 2018, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Fund Snapshots (unaudited)
November 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	27.8
Information Technology	20.0
Industrials	12.8
Consumer Discretionary	12.2
Financials	10.8
Consumer Staples	4.4
Energy	3.2
Materials	2.8
Communication Services	2.3
Real Estate	1.3
Utilities	1.0
Short-Term Investments[1]	3.8
Other Assets Less Liabilities[2]	(2.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Zix Corp.	2.0
Vanda Pharmaceuticals, Inc.	1.9
Willdan Group, Inc.	1.6
PRGX Global, Inc.	1.5
Crocs, Inc.	1.5
Upland Software, Inc.	1.4
Heritage-Crystal Clean, Inc.	1.4
ANI Pharmaceuticals, Inc.	1.4
QuinStreet, Inc.	1.3
CRA International, Inc.	1.3

Top Ten as a Group	15.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
November 30, 2018

	Shares	Value
Common Stocks - 98.6%
Communication Services - 2.3%
Boingo Wireless, Inc.*,1	99,189	$2,483,692
ORBCOMM, Inc.*,1	202,646	1,921,084
Total Communication Services		4,404,776
Consumer Discretionary - 12.2%
Cavco Industries, Inc.*	12,325	2,028,202
Crocs, Inc.*,1	106,694	2,966,093
Denny’s Corp.*,1	89,668	1,483,109
Entravision Communications Corp., Class A	143,326	462,943
Malibu Boats, Inc., Class A*	38,343	1,856,568
MasterCraft Boat Holdings, Inc.*	72,849	1,887,518
Movado Group, Inc.[1]	49,908	1,878,537
Nautilus, Inc.*,1	150,554	1,943,652
RCI Hospitality Holdings, Inc.	62,892	1,573,558
RTW RetailWinds, Inc.*	558,251	1,870,141
Ruth’s Hospitality Group, Inc.	77,908	1,906,409
Skyline Champion Corp.	98,056	2,208,221
ZAGG, Inc.*,1	163,110	1,639,255
Total Consumer Discretionary		23,704,206
Consumer Staples - 4.4%
Calavo Growers, Inc.	26,305	2,585,255
The Chefs’ Warehouse, Inc.*,1	58,780	2,240,106
Primo Water Corp.*,1	145,853	2,117,786
Turning Point Brands, Inc.	53,900	1,606,220
Total Consumer Staples		8,549,367
Energy - 3.2%
Abraxas Petroleum Corp.*	1,082,402	1,764,315
Profire Energy, Inc.*	556,758	1,091,246
Renewable Energy Group, Inc.*,1	86,287	2,325,434
Vertex Energy, Inc.*	806,156	1,104,434
Total Energy		6,285,429
Financials - 10.8%
Bryn Mawr Bank Corp.	54,281	2,134,329
Enova International, Inc.*	62,140	1,375,780
Green Bancorp, Inc.	125,997	2,562,779
Health Insurance Innovations, Inc., Class A*	60,565	2,230,003
Kingstone Cos., Inc.	162,611	2,566,002
Kinsale Capital Group, Inc.	37,641	2,341,647
Meta Financial Group, Inc.	65,003	1,485,969
NMI Holdings, Inc., Class A*	120,738	2,359,220
Preferred Bank[1]	18,338	939,272
Pzena Investment Management, Inc., Class A	131,805	1,345,729

	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	121,583	$1,698,514
Total Financials		21,039,244
Health Care - 27.8%
Addus HomeCare Corp.*	32,212	2,390,775
American Renal Associates Holdings, Inc.*,1	111,454	1,849,022
ANI Pharmaceuticals, Inc.*	47,474	2,639,080
Apollo Medical Holdings, Inc.*	62,418	1,118,531
Aratana Therapeutics, Inc.*,1	242,555	1,576,607
BioLife Solutions, Inc.*	126,843	1,518,311
BioSpecifics Technologies Corp.*	42,017	2,578,583
CareDx, Inc.*,1	65,732	1,923,976
Champions Oncology, Inc.*	96,794	1,226,380
ChemoCentryx, Inc.*	81,421	818,281
Civitas Solutions, Inc.*	151,272	2,099,655
Harvard Bioscience, Inc.*	403,690	1,594,575
HealthStream, Inc.	102,729	2,531,243
IntriCon Corp.*	51,297	1,776,415
iRadimed Corp.*,1	62,272	1,792,188
Lantheus Holdings, Inc.*	121,678	2,281,462
NeoGenomics, Inc.*	109,214	1,791,110
Orthofix Medical, Inc.*	35,204	2,121,041
The Providence Service Corp.*	12,128	858,784
R1 RCM, Inc.*	248,042	2,272,065
RadNet, Inc.*	195,121	2,515,110
Simulations Plus, Inc.	108,306	2,146,625
Surmodics, Inc.*	35,251	2,135,858
Tabula Rasa HealthCare, Inc.*,1	28,201	2,128,611
Tactile Systems Technology, Inc.*,1	32,452	1,825,100
US Physical Therapy, Inc.[1]	10,504	1,249,871
Vanda Pharmaceuticals, Inc.*	149,628	3,746,685
Vericel Corp.*,1	95,890	1,685,746
Total Health Care		54,191,690
Industrials - 12.8%
Barrett Business Services, Inc.	13,880	976,458
Blue Bird Corp.*,1	80,289	1,535,929
Commercial Vehicle Group, Inc.*	242,477	1,692,489
CRA International, Inc.	53,080	2,587,650
Douglas Dynamics, Inc.	58,981	2,198,222
Energy Recovery, Inc.*	286,344	2,339,430
Heritage-Crystal Clean, Inc.*	96,513	2,703,329
Kadant, Inc.	21,871	1,992,011
Lawson Products, Inc. *	57,214	1,762,191

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 12.8% (continued)
NV5 Global, Inc.*,1	22,967	$1,685,548
Sterling Construction Co., Inc.*	188,216	2,422,340
Willdan Group, Inc.*	81,003	3,053,003
Total Industrials		24,948,600
Information Technology - 20.0%
American Software, Inc., Class A	217,084	2,257,674
Blucora, Inc.*	82,977	2,568,968
CalAmp Corp.*,1	120,220	2,127,894
Carbonite, Inc.*,1	88,968	2,520,463
Care.com, Inc.*	128,129	2,296,072
CyberOptics Corp.*	121,893	2,473,209
Fabrinet (Thailand)*	44,883	2,366,680
inTEST Corp.*	185,273	1,287,647
Lantronix, Inc.*	370,688	1,086,116
NVE Corp.	22,158	2,116,975
Pixelworks, Inc.*	477,120	1,855,997
PRGX Global, Inc.*	320,873	2,993,745
QuinStreet, Inc.*	162,314	2,619,748
Silicom, Ltd. (Israel)*,1	64,047	2,392,796
TransAct Technologies, Inc.	144,483	1,488,175
Upland Software, Inc.*	98,546	2,767,172
Zix Corp.*	576,504	3,839,517
Total Information Technology		39,058,848
Materials - 2.8%
Trecora Resources*,1	232,365	2,160,995
Universal Stainless & Alloy Products, Inc.*,1	74,035	1,448,865
Verso Corp., Class A*	76,310	1,924,538
Total Materials		5,534,398
Real Estate - 1.3%
UMH Properties, Inc., REIT [1]	188,267	2,453,119
Utilities - 1.0%
Pure Cycle Corp.*,1	191,238	2,007,999
Total Common Stocks (Cost $190,991,904)		192,177,676

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $12,511,576 or 6.4% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Short-Term Investments - 3.8%
Joint Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 11/30/18, due 12/03/18, 2.290% total to be received $1,000,191 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 12/25/18 - 10/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
Citibank N.A., dated 11/30/18, due 12/03/18, 2.290% total to be received $798,833 (collateralized by various U.S. Government Agency Obligations, 2.960% - 4.500%, 01/01/28 - 06/01/48, totaling $814,655)	798,681	798,681
RBC Dominion Securities, Inc. dated 11/30/18, due 12/03/18, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 12/06/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,798,681

	Shares
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 2.09%[3]	1,555,956	1,555,956
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 2.14%[3]	1,555,956	1,555,956
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.13%[3]	1,603,106	1,603,106
Total Other Investment Companies		4,715,018
Total Short-Term Investments (Cost $7,513,698)		7,513,699
Total Investments - 102.4% (Cost $198,505,602)		199,691,375
Other Assets, less Liabilities - (2.4)%		(4,731,756)
Net Assets - 100.0%		$194,959,619

[3]	Yield shown represents the November 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$192,177,676	—	—	$192,177,676
Short-Term Investments
Joint Repurchase Agreements	—	$2,798,681	—	2,798,681
Other Investment Companies	4,715,018	—	—	4,715,018

Total Investments in Securities	$196,892,694	$2,798,681	—	$199,691,375

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended November 30, 2018, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
November 30, 2018

	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Assets:
Investments at Value[1] (including securities on loan valued at $12,948,702, and $12,511,576, respectively)	$117,177,901	$199,691,375
Receivable for investments sold	—	1,029,039
Dividend, interest and other receivables	127,444	158,531
Receivable for Fund shares sold	21,237	826,420
Receivable from affiliate	7,451	12,688
Prepaid expenses and other assets	27,935	31,859
Total assets	117,361,968	201,749,912
Liabilities:
Payable upon return of securities loaned	3,223,916	2,798,681
Payable for investments purchased	—	3,347,725
Payable for Fund shares repurchased	810,366	460,774
Accrued expenses:
Investment advisory and management fees	42,013	110,748
Administrative fees	14,004	24,076
Distribution fees	15,143	—
Shareholder service fees	8,255	15,194
Professional fees	26,261	25,706
Other	21,544	7,389
Total liabilities	4,161,502	6,790,293
Net Assets	$113,200,466	$194,959,619
[1] Investments at cost	$105,845,151	$198,505,602

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Net Assets Represent:
Paid-in capital	$83,788,010	$185,967,581
Total distributable earnings	29,412,456	8,992,038
Net Assets	$113,200,466	$194,959,619
Class N:
Net Assets	$73,847,169	$40,297,712
Shares outstanding	2,456,859	707,231
Net asset value, offering and redemption price per share	$30.06	$56.98
Class I:
Net Assets	$15,726,616	$123,666,716
Shares outstanding	505,243	2,001,804
Net asset value, offering and redemption price per share	$31.13	$61.78
Class Z:
Net Assets	$23,626,681	$30,995,191
Shares outstanding	723,934	500,995
Net asset value, offering and redemption price per share	$32.64	$61.87

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended November 30, 2018

	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$725,697	$525,895
Interest income	—	715
Securities lending income	15,181	19,661
Total investment income	740,878	546,271
Expenses:
Investment advisory and management fees	282,323	605,108
Administrative fees	94,108	131,545
Distribution fees - Class N	102,640	—
Shareholder servicing fees - Class N	42,698	36,159
Shareholder servicing fees - Class I	12,839	49,002
Registration fees	23,812	27,044
Professional fees	18,221	18,412
Reports to shareholders	13,265	8,974
Transfer agent fees	11,868	2,575
Custodian fees	9,430	12,682
Trustee fees and expenses	3,061	3,716
Miscellaneous	2,485	2,333
Total expenses before offsets	616,750	897,550
Expense reimbursements	(6,856)	(31,887)
Net expenses	609,894	865,663
Net investment income (loss)	130,984	(319,392)
Net Realized and Unrealized Loss:
Net realized gain on investments	8,305,861	7,596,709
Net change in unrealized appreciation/depreciation on investments	(11,326,991)	(17,055,063)
Net realized and unrealized loss	(3,021,130)	(9,458,354)
Net decrease in net assets resulting from operations	$(2,890,146)	$(9,777,746)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended November 30, 2018 (unaudited) and the fiscal year ended May 31, 2018

	AMG Managers Cadence Mid Cap Fund		AMG Managers Cadence Emerging Companies Fund
	November 30, 2018	May 31, 2018	November 30, 2018	May 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$130,984	$147,767	$(319,392)	$(372,051)
Net realized gain on investments	8,305,861	13,993,660	7,596,709	14,455,489
Net change in unrealized appreciation/depreciation on investments	(11,326,991)	5,322,340	(17,055,063)	10,412,277
Net increase (decrease) in net assets resulting from operations	(2,890,146)	19,463,767	(9,777,746)	24,495,715
Distributions to Shareholders:[1]
Class N	—	(9,470,697)	—	—
Class I	—	(1,635,519)	—	—
Class Z	—	(2,690,280)	—	—
Total distributions to shareholders	—	(13,796,496)	—	—
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	(12,372,733)	(2,318,922)	72,237,111	37,608,483
Total increase (decrease) in net assets	(15,262,879)	3,348,349	62,459,365	62,104,198
Net Assets:
Beginning of period	128,463,345	125,114,996	132,500,254	70,396,056
End of period[3]	$113,200,466	$128,463,345	$194,959,619	$132,500,254

[1]	See Note 1(d) of the Notes to Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.
[3]

Net Assets - End of year includes undistributed (distribution in excess of) net investment income of $159,559 and ($188,620) for AMG Managers Cadence Mid Cap Fund and AMG Managers Cadence Emerging Companies Fund, respectively, in 2017. During 2018, the requirement to disclose undistributed (distribution in excess of) net investment income was eliminated.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended May 31,
Class N	November 30, 2018 (unaudited)	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$30.86	$29.66	$26.87	$32.15	$34.15	$28.32
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.02	0.01	(0.09)	0.19 [4]	(0.06)	(0.02)[5]
Net realized and unrealized gain (loss) on investments	(0.82)	4.75	4.58	(2.32)	4.88	5.85
Total income (loss) from investment operations	(0.80)	4.76	4.49	(2.13)	4.82	5.83
Less Distributions to Shareholders from:
Net investment income	—	—	(0.16)	—	—	—
Net realized gain on investments	—	(3.56)	(1.54)	(3.15)	(6.82)	—
Total distributions to shareholders	—	(3.56)	(1.70)	(3.15)	(6.82)	—
Net Asset Value, End of Period	$30.06	$30.86	$29.66	$26.87	$32.15	$34.15
Total Return[3,6]	(2.59)%[7]	16.25%	17.23%	(6.64)%	15.14%	20.59%
Ratio of net expenses to average net assets[8]	1.07%[9]	1.08%	1.10%	1.11%	1.12%	1.11%[10]
Ratio of gross expenses to average net assets[11]	1.08%[9]	1.09%	1.14%	1.21%	1.19%	1.18%[10]
Ratio of net investment income (loss) to average net assets[3]	0.11%[9]	0.02%	(0.31)%	0.67%	(0.16)%	(0.05)%[10]
Portfolio turnover	31%[7]	72%	141%	149%	130%	203%
Net assets end of period (000’s) omitted	$73,847	$86,096	$84,873	$89,179	$116,666	$122,497

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended May 31,
Class I	November 30, 2018 (unaudited)	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$31.93	$30.52	$27.65	$33.07	$35.04	$29.02
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.05	0.07	(0.03)	0.25 [4]	(0.01)	0.05 [5]
Net realized and unrealized gain (loss) on investments	(0.85)	4.90	4.70	(2.39)	5.02	5.97
Total income (loss) from investment operations	(0.80)	4.97	4.67	(2.14)	5.01	6.02
Less Distributions to Shareholders from:
Net investment income	—	—	(0.21)	(0.03)	—	—
Net realized gain on investments	—	(3.56)	(1.59)	(3.25)	(6.98)	—
Total distributions to shareholders	—	(3.56)	(1.80)	(3.28)	(6.98)	—
Net Asset Value, End of Period	$31.13	$31.93	$30.52	$27.65	$33.07	$35.04
Total Return[3,6]	(2.50)%[7]	16.49%	17.44%	(6.50)%	15.34%	20.74%
Ratio of net expenses to average net assets[8]	0.87%[9]	0.87%	0.90%	0.97%	0.97%	0.96%[10]
Ratio of gross expenses to average net assets[11]	0.88%[9]	0.88%	0.95%	1.07%	1.04%	1.03%[10]
Ratio of net investment income (loss) to average net assets[3]	0.31%[9]	0.22%	(0.11)%	0.86%	(0.01)%	0.15%[10]
Portfolio turnover	31%[7]	72%	141%	149%	130%	203%
Net assets end of period (000’s) omitted	$15,727	$16,516	$15,245	$13,715	$14,809	$33,215

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2018 (unaudited)	For the fiscal year ended May 31,
Class Z		2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$33.45	$31.78	$28.79	$34.45	$36.44	$30.18
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.12	0.02	0.33 [4]	0.09	0.12[5]
Net realized and unrealized gain (loss) on investments	(0.89)	5.11	4.92	(2.49)	5.21	6.23
Total income (loss) from investment operations	(0.81)	5.23	4.94	(2.16)	5.30	6.35
Less Distributions to Shareholders from:
Net investment income	—	—	(0.29)	(0.11)	—	(0.09)
Net realized gain on investments	—	(3.56)	(1.66)	(3.39)	(7.29)	—
Total distributions to shareholders	—	(3.56)	(1.95)	(3.50)	(7.29)	(0.09)
Net Asset Value, End of Period	$32.64	$33.45	$31.78	$28.79	$34.45	$36.44
Total Return[3,6]	(2.42)%[7]	16.66%	17.71%	(6.28)%	15.62%	21.04%
Ratio of net expenses to average net assets[8]	0.72%[9]	0.72%	0.72%	0.72%	0.72%	0.71%[10]
Ratio of gross expenses to average net assets[11]	0.73%[9]	0.73%	0.76%	0.82%	0.79%	0.78%[10]
Ratio of net investment income to average net assets[3]	0.46%[9]	0.37%	0.07%	1.07%	0.24%	0.35%[10]
Portfolio turnover	31%[7]	72%	141%	149%	130%	203%
Net assets end of period (000’s) omitted	$23,627	$25,851	$24,997	$26,636	$33,693	$170,920

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01, $0.07, and $0.13 for Class N, Class I, and Class Z, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.03), $0.04, and $0.11 for Class N, Class I, and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Includes reduction from broker recapture amounting to 0.01% and 0.02% for the fiscal years ended 2015 and 2014, respectively.
[9]	Annualized.
[10]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Class N, Class I, and Class Z, respectively.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2018	For the fiscal years ended May 31,
Class N	(unaudited)	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$59.14	$45.76	$36.33	$35.29	$30.70	$26.84
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.14)	(0.25)[4]	(0.36)[5]	(0.33)[6]	(0.32)[7]	(0.29)[8]
Net realized and unrealized gain (loss) on investments	(2.02)	13.63	9.79	1.37	4.91	4.15
Total income (loss) from investment operations	(2.16)	13.38	9.43	1.04	4.59	3.86
Net Asset Value, End of Period	$56.98	$59.14	$45.76	$36.33	$35.29	$30.70
Total Return[3]	(3.65)%[9,10]	29.24%[10]	25.92%	2.95%	14.95%[10]	14.38%[10]
Ratio of net expenses to average net assets[11]	1.08%[12]	1.08%	1.62%	1.65%	1.66%	1.61%[13]
Ratio of gross expenses to average net assets[14]	1.12%[12]	1.20%	1.79%	1.97%	1.96%	1.90%[13]
Ratio of net investment loss to average net assets[3]	(0.46)%[12]	(0.47)%	(0.83)%	(0.96)%	(0.98)%	(0.94)%[13]
Portfolio turnover	48%[9]	89%	90%	150%	146%	127%
Net assets end of period (000’s) omitted	$40,298	$23,759	$13,446	$3,099	$3,143	$3,540

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2018	For the fiscal years ended May 31,
Class I	(unaudited)	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$64.10	$49.54	$39.25	$38.04	$33.00	$28.80
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.12)	(0.21)[4]	(0.29)[5]	(0.27)[6]	(0.25)[7]	(0.23)[8]
Net realized and unrealized gain (loss) on investments	(2.20)	14.77	10.58	1.48	5.29	4.43
Total income (loss) from investment operations	(2.32)	14.56	10.29	1.21	5.04	4.20
Net Asset Value, End of Period	$61.78	$64.10	$49.54	$39.25	$38.04	$33.00
Total Return[3]	(3.62)%[9,10]	29.39%[10]	26.22%[10]	3.18%[10]	15.27%[10]	14.58%
Ratio of net expenses to average net assets[11]	0.98%[12]	0.98%	1.42%	1.42%	1.41%	1.38%[13]
Ratio of gross expenses to average net assets[14]	1.02%[12]	1.10%	1.60%	1.74%	1.71%	1.67%[13]
Ratio of net investment loss to average net assets[3]	(0.36)%[12]	(0.37)%	(0.64)%	(0.71)%	(0.73)%	(0.71)%[13]
Portfolio turnover	48%[9]	89%	90%	150%	146%	127%
Net assets end of period (000’s) omitted	$123,667	$85,329	$56,850	$36,064	$34,566	$39,463

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2018	For the fiscal year ended May 31,
Class Z	(unaudited)	2018[15]
Net Asset Value, Beginning of Period	$64.16	$49.54
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.09)	(0.17)[4]
Net realized and unrealized gain (loss) on investments	(2.20)	14.79
Total income (loss) from investment operations	(2.29)	14.62
Net Asset Value, End of Period	$61.87	$64.16
Total Return[3]	(3.57)%[9,10]	29.51%[10]
Ratio of net expenses to average net assets	0.89%[12]	0.89%
Ratio of gross expenses to average net assets[14]	0.93%[12]	1.01%
Ratio of net investment loss to average net assets[3]	(0.27)%[12]	(0.28)%
Portfolio turnover	48%[9]	89%
Net assets end of period (000’s) omitted	$30,995	$23,412

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively. Effective February 27, 2017, Class S was renamed Class N.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26), $(0.23), and $(0.19) for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38) and $(0.31) for Class N, and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.36) and $(0.29) for Class N, and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.33) and $(0.27) for Class N, and Class I, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.32) and $(0.26) for Class N, and Class I, respectively.
[9]	Not annualized.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Includes reduction from broker recapture amounting to 0.01% and 0.05% for the fiscal years ended 2015 and 2014, respectively.
[12]	Annualized.
[13]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Class N and Class I, respectively.
[14]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[15]	Commencement of operations was on May 31, 2017.

Notes to Financial Statements (unaudited)
November 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Mid Cap offers Class N, Class I and Class Z shares. Emerging Companies offers Class N (previously named class S), Class I and, effective May 31, 2017, Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses and partnerships. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, partnerships, and wash sales.

The distributions disclosed on the Statements of Changes in Net Assets for the fiscal year ended May 31, 2018 were from the following sources:

Fund	Net Investment Income	Realized Gain on Investments
Mid Cap
Class N	—	$9,470,697
Class I	—	1,635,519
Class Z	—	2,690,280

Total	—	$13,796,496

At November 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Mid Cap	$105,845,151	$16,605,686	$(5,272,936)	$11,332,750
Emerging Companies	198,505,602	15,939,008	(14,753,235)	1,185,773

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of November 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2018, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended May 31, 2019, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended November 30, 2018 (unaudited) and the fiscal year ended May 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Mid Cap				Emerging Companies
	November 30, 2018		May 31, 2018		November 30, 2018		May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	30,389	$944,837	79,386	$2,468,248	436,530	$26,897,549	203,266	$10,809,102
Reinvestment of distributions	—	—	283,917	8,616,888	—	—	—	—
Cost of shares repurchased	(363,270)	(11,306,715)	(434,937)	(13,456,952)	(131,006)	(7,850,109)	(95,372)	(4,974,586)

Net increase (decrease)	(332,881)	$(10,361,878)	(71,634)	$(2,371,816)	305,524	$19,047,440	107,894	$5,834,516

Class I:
Proceeds from sale of shares	65,645	$2,151,289	94,171	$3,030,852	889,167	$58,625,667	999,353	$57,934,341
Reinvestment of distributions	—	—	51,845	1,626,363	—	—	—	—
Cost of shares repurchased	(77,718)	(2,505,646)	(128,235)	(4,114,931)	(218,627)	(14,030,227)	(815,553)	(47,238,166)

Net increase (decrease)	(12,073)	$(354,357)	17,781	$542,284	670,540	$44,595,440	183,800	$10,696,175

Class Z:
Proceeds from sale of shares	46,939	$1,604,142	66,413	$2,199,000	157,633	$10,005,707	394,060	$22,907,969
Reinvestment of distributions	—	—	68,772	2,259,153	—	—	—	—
Cost of shares repurchased	(95,822)	(3,260,640)	(148,964)	(4,947,543)	(21,557)	(1,411,476)	(31,160)	(1,830,177)

Net increase (decrease)	(48,883)	$(1,656,498)	(13,779)	$(489,390)	136,076	$8,594,231	362,900	$21,077,792

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2018, the market value of Repurchase Agreements outstanding for Mid Cap and Emerging Companies were $3,223,916 and $2,798,681, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the

Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Cadence Capital Management, LLC. who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap	0.45%
Emerging Companies	0.69%

The Investment Manager has contractually agreed, through at least October 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Mid Cap and Emerging Companies to 0.72% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to June 1, 2017, the Emerging Companies contractual expense limitation was 1.42%.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the

Notes to Financial Statements (continued)

Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At November 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Mid Cap	Emerging Companies
Less than 1 year	$107,796	$112,673
Within 2 years	23,231	90,122
Within 3 years	16,087	105,945

Total Amount Subject to Recoupment	$147,114	$308,740

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Mid Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, any trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended November 30, 2018, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Mid Cap
Class N	0.15%	0.10%
Class I	0.15%	0.15%
Emerging Companies
Class N	0.25%	0.19%
Class I	0.10%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended November 30, 2018, Emerging Companies lent a maximum of $2,284,459 for four days earning interest of $715. The interest earned is included in the Statement of Operations as interest income. At November 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Mid Cap	$37,440,527	$48,152,072
Emerging Companies	155,250,971	81,089,563

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2018.

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Non-cash collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. The Fund’s non-cash securities collateral consists of U.S. Treasury Obligations with maturity dates and coupon rates from, 12/15/2018 to 2/15/2048, and 0.000% to 8.125%, respectively.

The value of securities loaned on positions held and cash and non-cash collateral received at November 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Mid Cap	$12,948,702	$3,223,916	$9,978,827	$13,202,743
Emerging Companies	12,511,576	2,798,681	10,639,115	13,437,796

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Mid-Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Guggenheim Securities LLC	223,916	223,916	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
RBC Dominion Securities, Inc.	1,000,000	1,000,000	—	—

Total	$3,223,916	$3,223,916	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Emerging Companies
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Citibank N.A.	798,681	798,681	—	—
RBC Dominion Securities, Inc.	1,000,000	1,000,000	—	—

Total	$2,798,681	$2,798,681	—	—

7. REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820’s disclosure in the notes to financial statements. The Funds have adopted these changes and there was no significant impact on the financial statements and accompanying notes.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Funds have adopted these amendments and there was no significant impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel.

Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the

AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadviser. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from its relationship with the Funds, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Funds, which bear the Subadviser’s name. In addition, the

Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadviser to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and the Subadviser.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class I shares of the Fund performed strongly relative to its Peer Group for the 3-year, 5-year and 10-year periods, ranking in the top decile for those periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees concluded

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Mid Cap Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, above, above and below, respectively, the median performance of the Peer Group and below the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Fund Benchmark and any actions being taken to address such underperformance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadviser’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

Cadence Capital Management, LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

33

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co.LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	113018	SAR065

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)             Not applicable.

(a) (2)            Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)             Not applicable.

(b)                  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date:	February 6, 2019

By:	/s/ Thomas Disbrow

Thomas Disbrow, Principal Financial Officer

Date:	February 6, 2019